Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 305	¥ 372
Operating cash flows from operating leases	91,236	89,159
Financing cash flows from finance leases	8,349	9,240
Right-of-use assets obtained in exchange for new finance lease liabilities	12,115	4,657	¥ 15,987
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 74,817	¥ 40,608	¥ 51,764
Weighted-average remaining lease term:
Finance leases	3 years 7 months 6 days	3 years 6 months
Operating leases	6 years 6 months	6 years 9 months 18 days
Weighted-average discount rate:
Finance leases	1.19%	1.26%
Operating leases	2.36%	1.93%